Financial Instruments (Fair Value of Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 0	$ 0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	1,993
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	2,106
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	5
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	2,447	1,492
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	1,307	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	913	1,463
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	575
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	660	220
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	491	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	289
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	69
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	80	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	$ 0	$ 0